Significant Accounting Policies - Schedule of Revenue by Product Category (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total net revenue	$ 100,799	$ 64,265	$ 231,491	$ 186,336	$ 260,981	$ 193,449	$ 198,508
Advanced Wound Care
Total net revenue	89,990	54,310	201,009	157,365	220,744	164,332	178,896
Surgical & Sports Medicine
Total net revenue	$ 10,809	$ 9,955	$ 30,482	$ 28,971	$ 40,237	$ 29,117	$ 19,612